Issued Capital and Reserves - Movements of Authorized Shares and Shares Issued (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 JPY (¥) shares	Dec. 31, 2018 JPY (¥) shares		Dec. 31, 2017 JPY (¥) shares
Disclosure of classes of share capital [line items]
Number of authorized shares (Share capital with no-par value), Beginning balance | shares	690,000,000	690,000,000		690,000,000
Number of authorized shares (Share capital with no-par value), Ending balance | shares	690,000,000	690,000,000		690,000,000
Share capital, Beginning balance | ¥	¥ 96,064
Share capital, Ending balance | ¥	¥ 96,737	¥ 96,064
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued (Share capital with no-par value), Beginning balance | shares	240,524,642	238,496,810		217,775,500
Number of shares issued (Share capital with no-par value), Exercise of stock options | shares	608,500	855,500	[1]	19,713,500	[2]
Number of shares issued (Share capital with no-par value), Issuance of common shares | shares		1,172,332	[3]	1,007,810	[4]
Number of shares issued (Share capital with no-par value), Ending balance | shares	241,133,142	240,524,642		238,496,810
Share capital [member]
Disclosure of classes of share capital [line items]
Share capital, Beginning balance | ¥	¥ 96,064	¥ 92,369		¥ 77,856
Share capital, Exercise of stock options | ¥	673	1,195	[1]	12,513	[2]
Share capital, Issuance of common shares | ¥		2,500	[5]	2,000	[4]
Share capital, Ending balance | ¥	¥ 96,737	¥ 96,064		¥ 92,369

[1]	Refer to Note 27 Share-Based Payments for further details.
[2]	Decrease is due to the sales of shares by Trust & Custody Services Bank, Ltd. (Trust E account).
[3]	The Group implements the Employee Stock Ownership Plans Trust (J-ESOP) and issued 1,172,332 common shares to Trust & Custody Services Bank, Ltd. (Trust E account) on April 25, 2018. The total amount of issued shares was 5,000 million yen, which increased share capital by 2,500 million yen.
[4]	In conjunction with the introduction of the Employee Stock Ownership Plans Trust (J-ESOP) on July 18, 2017, the Company issued 1,007,810 common shares to Trust & Custody Services Bank, Ltd. (Trust E account). The total amount of issued shares was 4,000 million yen, which increased share capital by 2,000 million yen.
[5]	The Group implements the Employee Stock Ownership Plans Trust ((J-ESOP) and issued 1,172,332 common shares to Trust & Custody Services Bank, Ltd. (Trust E account) on April 25, 2018. The total amount of issued shares was 5,000 million yen, which increased share capital by 2,500 million yen.